ACCOUNTS PAYABLE AND ACCRUED EXPENSES	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
Note 5 – Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following:

	June 30,	December 31,
	2014	2013
	(unaudited)

Accrued fees and expenses	$29,332	$103,705
Accrued payroll	41,294	12,944
Total	$70,626	$116,649

Note 7 – Accounts Payable and Accrued Expenses

As of December 31, 2013 and 2012 accrued expenses consisted of the following:

	December 31,
	2013	2012
Accrued consulting expenses and related expenses	$436,348	$—
Professional fees	109,057	30,477
Accrued payroll	12,944	17,700

	$558,349	$48,177